Kayne Anderson Renewable Infrastructure Fund
Schedule of Investments (Unaudited)
September 30, 2022

	Shares	Value
LONG-TERM INVESTMENTS - 91.66%
COMMON STOCKS - 87.23%
Renewable Power Companies - 28.17%
The AES Corporation	199,800	$4,515,480
Brookfield Renewable Partners LP (a)	145,244	4,546,137
China Longyuan Power Group Corporation Ltd. (a)	2,379,100	2,972,916
EDP Renovaveis SA (a)	88,437	1,819,158
ERG SpA (a)	109,000	3,000,493
Northland Power, Inc. (a)	135,733	3,974,662
Omega Energia SA (a)(b)(c)	1,326,441	2,527,796
Orsted A/S (a)	40,814	3,252,907
TransAlta Corporation (a)	485,012	4,287,108
		30,896,657
Green Utilities - 20.51%
Centrais Elétricas Brasileiras SA - Electrobras (a)	313,500	2,503,653
EDP - Energias de Portugal SA (a)	838,556	3,639,330
Eversource Energy	41,800	3,258,728
NextEra Energy, Inc.	86,040	6,746,396
Public Power Corporation SA (a)(b)	354,200	1,798,780
SSE plc (a)	101,700	1,717,299
Xcel Energy, Inc.	44,200	2,828,800
		22,492,986
Renewable Energy Developers - 17.68%
Ameresco, Inc., Class A (b)	16,800	1,116,864
Azure Power Global Limited (a)(b)	86,600	479,764
Corporacion Acciona Energias Renovables SA (a)	134,300	5,012,650
Neoen SA (a)	47,552	1,584,697
Opdenergy Holding, S.A. (a)(b)	264,900	1,166,966
ReNew Energy Global plc, Class A (a)(b)	427,498	2,573,538
Sunrun, Inc. (a)	120,700	3,330,113
Terna Energy SA (a)	254,774	4,119,335
		19,383,927
Wind & Solar Yield Companies - 12.98%
Atlantica Sustainable Infrastructure plc (a)	191,573	5,038,370
Clearway Energy, Inc., Class C	145,876	4,646,151
NextEra Energy Partners, LP	41,078	2,970,350
TransAlta Renewables, Inc. (a)	149,060	1,577,628
		14,232,499
Biomass Infrastructure & Other - 7.89%
Constellation Energy Corporation	50,500	4,201,095
Enviva, Inc.	46,326	2,782,340
Polaris Renewable Energy, Inc. (a)	141,900	1,670,318
		8,653,753
Total Common Stocks
(Cost $101,987,837)		95,659,822

CONVERTIBLE PREFERRED STOCKS - 4.43%
Green Utilities - 2.60%
Algonquin Power & Utilities Corporation (a)	75,300	2,851,611
7.750%, 6/15/2024
Renewable Power Companies - 1.83%
The AES Corporation	22,640	2,000,697
6.875%, 2/15/2024
Total Convertible Preferred Stocks
(Cost $5,873,041)		4,852,308
Total Long-Term Investments
(Cost $107,860,878) - 91.66%		100,512,130
	Shares
SHORT-TERM INVESTMENTS - 4.48%
Money Market Funds - 4.48%
First American Treasury Obligations Fund, Class X, 2.87%	4,917,107	4,917,107
Total Short-Term Investments
(Cost $4,917,107)		4,917,107

Total Investments
(Cost $112,777,985) - 96.14%		$105,429,237
Assets in Excess of Other Liabilities - 3.86%		4,233,810
Total Net Assets - 100%		$109,663,047

(a)	Foreign security.
(b)	Non-income producing security.
(c)	Security is not currently paying cash distributions, but is expected to pay cash distributions within the next 12 months.
(d)	The rate quoted is the annualized seven-day effective yield as of September 30, 2022.

At September 30, 2022, the Fund's geographic allocation was follows:

Geographic Location	% of Long-Term Investments
United States	38.20%
Europe | U.K.	31.99%
Canada	18.81%
Australia, Brazil, Japan & Other	11.00%

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global
Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter
(“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Forward currency contracts maturing in two or fewer days are valued at the spot rate. Forward currency contracts maturing in three days or more days are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year. These securities are categorized in Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Kayne Anderson Capital Advisors, L.P. (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of September 30, 2022:

Investments at Fair Value
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$66,742,257	$28,917,565	$-	$95,659,822
Convertible Preferred Stocks(1)	4,852,308	-	-	4,852,308
Short-Term Investments	4,917,107	-	-	4,917,107
	76,511,672	28,917,565		105,429,237
Other Instruments
Forward Contracts(2)	$3,464,620	-	-	$3,464,620
	$79,976,292	$28,917,565	$-	$108,893,857

(1) Please refer to the Schedule of Investments to view common and convertible preferred stocks by industry type.
(2) Forward currency contracts are valued at the net unrealized appreciation (depreciation) on the instrument as presented on the Schedule Forward Currency Contracts.

During the period ended September 30, 2022, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.

Schedule of Open Forward Currency Contracts*
September 30, 2022 (Unaudited)

								Unrealized
	Settlement	Currency to be		Value	Currency to be		Value	Appreciation
	Date	Delivered		(USD)	Received		(USD)	(Depreciation)**
	12/30/2022	BRL	30,356,099	5,510,094	USD	5,511,859	5,511,859	$1,765
	12/30/2022	CAD	16,289,505	11,799,867	USD	12,650,097	12,650,097	850,230
	12/30/2022	CLP	2,085,489,788	2,116,509	USD	2,209,536	2,209,536	93,027
	12/30/2022	USD	2,133,450	2,133,449	CLP	2,085,489,788	2,116,509	(16,940)
	12/30/2022	DKK	28,249,724	3,753,032	USD	4,027,390	4,027,390	274,358
	12/30/2022	EUR	24,993,370	24,684,846	USD	26,680,423	26,680,423	1,995,577
	12/30/2022	GBP	2,328,859	2,604,184	USD	2,852,743	2,852,743	248,559
	12/30/2022	USD	656,729	656,729	GBP	612,906	685,366	28,637
	12/30/2022	HKD	33,123,611	4,226,010	USD	4,219,837	4,219,837	(6,173)
	12/30/2022	USD	1,258,266	1,258,266	HKD	9,827,688	1,253,846	(4,420)
				$58,742,986			$62,207,606	$3,464,620

BRL - Brazillian Real
CAD - Canadian Dollar
CLP - Chilean Peso
DKK - Danish Krone
EUR - Euro
GBP- British Pound Sterling
HKD - Hong Kong Dollar
USD - U.S. Dollar

* Bannockburn Global Forex, LLC is the counterparty for all open forward currency contracts held by the Fund as of September 30, 2022.
** Unrealized appreciation is a receivable and unrealized depreciation is a payable.